SUPPLEMENT DATED MARCH 21, 2003
                              TO THE PROSPECTUS FOR
           MIDLAND NATIONAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT C
                  NATIONAL ADVANTAGE VARIABLE ANNUITY CONTRACT
                              DATED MAY 1, 2002 and
                        SUPPLEMENT DATED NOVEMBER 1, 2002

This supplement to the prospectus for the National Advantage Variable Annuity describes the liquidation of two funds and the merger of another. The following language is to be added to the contract prospectus:

Effective March 31, 2003, Berger IPT - Small Company Growth Fund investment portfolio will be liquidated by the Board of Trustees of that Fund. Contract owners with contract values allocated to the Fund may transfer their contract values to another option available under their contracts at any time before March 31, 2003. If you transfer the contract value from the Berger IPT - Small Company Growth Fund investment portfolio, we will not charge you any transfer charge and we will not count the transfer toward any limit on the number of transfers you may make each year. All contract owners with contract values allocated to the Berger IPT - Small Company Growth Fund have received more detailed information regarding available investment options and liquidation procedures. If we do not receive a transfer request from you, on the Liquidation Date (March 31, 2003), we will transfer any contract value allocated to the Berger IPT - Small Company Growth Fund investment portfolio to the Fidelity VIP Money Market investment portfolio. There is no transfer charge for this automatic transfer, and it will not count toward any limit on the number of transfers you may make each year.

Effective March 21, 2003, Berger IPT - Large Cap Growth Fund investment portfolio will merge into Janus Aspen Series Growth & Income Portfolio. Shareholders of the Berger IPT - Large Cap Growth Fund approved this merger on March 7, 2003.

This information alters the current prospectus as follows:

On page 1, delete the following portfolios:

o         Berger IPT - Large Cap Growth Fund
o         Berger IPT - Small Company Growth Fund

And replace with the following portfolio:

o         Janus Aspen Series Growth & Income Portfolio

On page 7, under "Investment Choices", delete the following

          (9) Berger IPT Funds

And replace with the following information:

          (9) Janus Aspen Series

On page 9, delete the following information:

          The investment division that invest in portfolios of the Berger IPT Funds are:

o         Berger IPT - Large Cap Growth Fund
o         Berger IPT - Small Company Growth Fund

And replace with the following information:

          The investment divisions that invest in portfolios of the Janus Aspen Series are:

o         JAS Growth and Income Portfolio



On pages 15 and 16, delete the following information in the "Portfolio Annual Expenses" table:


                                                        MANAGEMENT         12b-1         OTHER            TOTAL
                                                           FEES             FEES        EXPENSES          ANNUAL
                                                                                                       EXPENSES(2)

Berger IPT-Large Cap Growth Fund(17)                      0.75%            0.25%         0.15%            1.15%
Berger IPT-Small Company Growth Fund(17)                  0.85%            0.25%         0.13%            1.23%

(17) Berger has agreed to waive its advisory fee and reimburse expenses to the Fund to the extent that normal operating expenses in any fiscal year (including the advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.00% for Large Cap Growth, and 1.15% for Small Company Growth, of the average daily net assets of the
Fund.


And replace with the following information:

                                                        MANAGEMENT         12b-1          OTHER                TOTAL
                                                           FEES             FEES         EXPENSES             ANNUAL
                                                                                                             EXPENSES

Janus Aspen Series Growth & Income Portfolio              0.65%            0.00%          0.05%                0.70%



On pages 17 through 24, delete the following information:

EXAMPLE 1
                                                         ONE             THREE
                                                         YEAR            YEARS
Berger IPT-Large Cap Growth(12) Fund                      86              123
Berger IPT-Small Company Growth(12) Fund                  87              125

EXAMPLE 2
                                                         ONE             THREE
                                                         YEAR            YEARS
Berger IPT-Large Cap Growth(12) Fund                     114              206
Berger IPT-Small Company Growth(12) Fund                 115              208

EXAMPLE 3
                                                         ONE             THREE
                                                         YEAR            YEARS
Berger IPT-Large Cap Growth(12) Fund                      23              69
Berger IPT-Small Company Growth(12) Fund                  24              71

EXAMPLE 4
                                                         ONE             THREE
                                                         YEAR            YEARS
Berger IPT-Large Cap Growth(12) Fund                      51             152
Berger IPT-Small Company Growth(12) Fund                  52             154

EXAMPLE 5
                                                         ONE             THREE
                                                         YEAR            YEARS
Berger IPT-Large Cap Growth(12) Fund                     155              318
Berger IPT-Small Company Growth(12) Fund                 156              320
And replace with the following information:

EXAMPLE 1
                                                         ONE             THREE
                                                         YEAR            YEARS

Janus Aspen Series Growth & Income Portfolio              81              109


EXAMPLE 2
                                                         ONE             THREE
                                                         YEAR            YEARS

Janus Aspen Series Growth & Income Portfolio             109              193


EXAMPLE 3
                                                         ONE             THREE
                                                         YEAR            YEARS

Janus Aspen Series Growth & Income Portfolio              18              55


EXAMPLE 4
                                                         ONE             THREE
                                                         YEAR            YEARS

Janus Aspen Series Growth & Income Portfolio              46             139


EXAMPLE 5
                                                         ONE             THREE
                                                         YEAR            YEARS

 Janus Aspen Series Growth & Income Portfolio             151             307




On page 25, the first sentence under "The Funds" should read:

Each of the 51 portfolios available under the contract is commonly called a mutual fund.

On page 25, the first sentence under "The Funds" delete the following information:

          (j) Berger IPT Funds

And replace with the following information:

          (j) Janus Aspen Series

On page 29, delete the following information:

Portfolio                    Objective
Berger IPT-Large Cap         Seeks capital appreciation.  In pursuing that goal, the Fund primarily invests in the securities of
Growth Fund                  large, well-established companies that have the potential for growth.

Berger IPT-Small Cap         Seeks capital appreciation.  In pursuing that goal, the Fund primarily invests in common stocks of
Growth Fund                  small companies with the potential for rapid revenue and earnings growth.

And replace  with the following information:

Portfolio                    Objective
Janus Aspen Series           Seeks long-term capital growth and current income.
Growth and Income
Portfolio

On page 30, delete the following information:

Berger LLC manages the Berger IPT Funds

And replace with the following information:

Janus Capital Management LLC manages the Janus Aspen Series.